Disclosure of subsidiaries (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
First Majestic Silver Corp. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Corporacion First Majestic, S.A. de C.V [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
First Majestic Plata, S.A. de C.V. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Minera El Pilon, S.A. de C.V. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Minera La Encantada, S.A. de C.V. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
La Encantada Procesadora de Minerales, S.A. de C.V. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Nusantara de Mexico, S.A. de C.V. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
First Majestic Del Toro, S.A. de C.V. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
La Guitarra Compania Minera, S.A. de C.V. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Majestic Services, S.A. de C.V. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Santa Elena Oro y Plata, S.A. de C.V. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
FMS Trading AG [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%